Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (209,375)	$ (230,332)	$ (102,595)
Proceeds from Merger and related transactions	$ 260,000
Reservation of common stock, deemed value per share	$ 10.00
Fully-diluted pre-transaction equity value	$ 1,500,000